Loan and Security Agreement - Additional Information (Detail) $ / shares in Units, $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021 USD ($)	Dec. 31, 2020 USD ($) installments $ / shares shares	Jun. 10, 2021 USD ($)	Dec. 23, 2020 USD ($) $ / shares shares	Dec. 31, 2016 $ / shares shares
Shares Issued And Outstanding [Line Items]
Revolving line commitment fee	$ 1,000
Rocket Lab USA, Inc.
Shares Issued And Outstanding [Line Items]
Loan and security agreement, maximum amount			$ 100,000	$ 35,000
Warrants issued | shares				13,432
Warrants exercise price | $ / shares				$ 11.62
Loan agreement maturity date		Dec. 23, 2022
Revolving line commitment fee		$ 105
Unused revolving line facility fee, percentage		0.20%
Minimum adjusted quick ratio		0.85
Available line of credit		$ 35,000
Rocket Lab USA, Inc. | Revolving Credit Facility [Member]
Shares Issued And Outstanding [Line Items]
Interest rate at event of default		5.00%
Rocket Lab USA, Inc. | Revolving Credit Facility [Member] | Minimum [Member]
Shares Issued And Outstanding [Line Items]
Floating interest rate above prime rate		2.00%
Rocket Lab USA, Inc. | Revolving Credit Facility [Member] | Maximum [Member]
Shares Issued And Outstanding [Line Items]
Floating interest rate above prime rate		5.25%
Rocket Lab USA, Inc. | Term Loans [Member]
Shares Issued And Outstanding [Line Items]
Loan agreement description		The Company can request an advance from the Term Loan from December 23, 2020 through September 30, 2021 in an aggregate principal amount not to exceed the lesser of (i) $15,000, or (ii) measured at the time of each advance request, the difference of $35,000 less the aggregate outstanding amount of advances received under the revolving line. The aggregate outstanding principal amount of the Term Loan advances shall not exceed $15,000.
Number of equal installments | installments		36
Amount of minimum increment to repay term loan		$ 1,000
Rocket Lab USA, Inc. | Common Stock [Member]
Shares Issued And Outstanding [Line Items]
Warrants issued | shares		13,432		13,432	51,184
Warrants exercise price | $ / shares		$ 11.62		$ 11.62	$ 0.82